Reclassification of the Consolidated Statements of Operations (Details) - Reclassification Of The Unaudited Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ (89,035)	$ (72,432)	$ (139,764)
Gross profit	18,483	4,002	34,471
General and administrative expenses	(20,192)	(19,399)	(47,851)
Total operating expenses	(50,590)	(61,106)	(93,697)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	(1,343)	(4,233)	(13,622)
Gross profit	(1,343)	(4,233)	(13,622)
General and administrative expenses	1,343	4,233	13,622
Total operating expenses	1,343	4,233	13,622
As corrected [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	(90,378)	(76,665)	(153,386)
Gross profit	17,140	(231)	20,849
General and administrative expenses	(18,849)	(15,166)	(34,229)
Total operating expenses	$ (49,247)	$ (56,873)	$ (80,075)